Revenues and geographic information (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 45,440	$ 42,206	$ 42,781
Net sales, change in %	8.00%	(1.00%)
Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%	(1.00%)
Promoted Brands [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 31,822	$ 26,257	23,519
Net sales, change in %	21.00%	12.00%
Promoted Brands [member] | Cardiovascular, renal and metabolic [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 6,391	$ 4,756	3,561
Net sales, change in %	34.00%	34.00%
Promoted Brands [member] | Cardiovascular, renal and metabolic [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 6,035	$ 4,644	3,548
Net sales, change in %	30.00%	31.00%
Promoted Brands [member] | Cardiovascular, renal and metabolic [member] | Leqvio [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 355	$ 112	12
Net sales, change in %	217.00%
Promoted Brands [member] | Cardiovascular, renal and metabolic [member] | Other [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1		1
Promoted Brands [member] | Immunology [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 7,798	$ 7,287	7,206
Net sales, change in %	7.00%	1.00%
Promoted Brands [member] | Immunology [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 4,980	$ 4,788	4,718
Net sales, change in %	4.00%	1.00%
Promoted Brands [member] | Immunology [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,463	$ 1,365	1,428
Net sales, change in %	7.00%	(4.00%)
Promoted Brands [member] | Immunology [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,355	$ 1,133	1,059
Net sales, change in %	20.00%	7.00%
Promoted Brands [member] | Immunology [member] | Other [member]
Disclosure of operating segments [line items]
Net sales from continuing operations		$ 1	1
Net sales, change in %		0.00%
Promoted Brands [member] | Neuroscience [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 4,043	$ 3,038	2,220
Net sales, change in %	33.00%	37.00%
Promoted Brands [member] | Neuroscience [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 2,171	$ 1,092	372
Net sales, change in %	99.00%	194.00%
Promoted Brands [member] | Neuroscience [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,214	$ 1,370	1,351
Net sales, change in %	(11.00%)	1.00%
Promoted Brands [member] | Neuroscience [member] | Mayzent [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 392	$ 357	281
Net sales, change in %	10.00%	27.00%
Promoted Brands [member] | Neuroscience [member] | Aimovig [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 266	$ 218	215
Net sales, change in %	22.00%	1.00%
Promoted Brands [member] | Neuroscience [member] | Other [member]
Disclosure of operating segments [line items]
Net sales from continuing operations		$ 1	1
Net sales, change in %		0.00%
Promoted Brands [member] | Oncology [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 13,590	$ 11,176	10,532
Net sales, change in %	22.00%	6.00%
Promoted Brands [member] | Oncology [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 2,269	$ 2,088	2,016
Net sales, change in %	9.00%	4.00%
Promoted Brands [member] | Oncology [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 2,080	$ 1,231	937
Net sales, change in %	69.00%	31.00%
Promoted Brands [member] | Oncology [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,922	$ 1,770	1,693
Net sales, change in %	9.00%	5.00%
Promoted Brands [member] | Oncology [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,848	$ 1,923	2,060
Net sales, change in %	(4.00%)	(7.00%)
Promoted Brands [member] | Oncology [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,720	$ 1,561	1,595
Net sales, change in %	10.00%	(2.00%)
Promoted Brands [member] | Oncology [member] | Pluvicto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 980	$ 271
Net sales, change in %	262.00%
Promoted Brands [member] | Oncology [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 605	$ 471	475
Net sales, change in %	28.00%	(1.00%)
Promoted Brands [member] | Oncology [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 508	$ 536	587
Net sales, change in %	(5.00%)	(9.00%)
Promoted Brands [member] | Oncology [member] | Piqray/Vijoice [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 505	$ 373	329
Net sales, change in %	35.00%	13.00%
Promoted Brands [member] | Oncology [member] | Scemblix [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 413	$ 149	7
Net sales, change in %	177.00%
Promoted Brands [member] | Oncology [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 390	$ 474	577
Net sales, change in %	(18.00%)	(18.00%)
Promoted Brands [member] | Oncology [member] | Adakveo [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 195	$ 194	164
Net sales, change in %	1.00%	18.00%
Promoted Brands [member] | Oncology [member] | Tabrecta [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 154	$ 133	90
Net sales, change in %	16.00%	48.00%
Promoted Brands [member] | Oncology [member] | Other [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1	$ 2	2
Net sales, change in %		0.00%
Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 13,618	$ 15,949	19,262
Net sales, change in %	(15.00%)	(17.00%)
Established Brands [member] | Established Brands [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 925	$ 2,013	2,787
Net sales, change in %	(54.00%)	(28.00%)
Established Brands [member] | Established Brands [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,475	$ 1,874	2,160
Net sales, change in %	(21.00%)	(13.00%)
Established Brands [member] | Established Brands [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,314	$ 1,238	1,413
Net sales, change in %	6.00%	(12.00%)
Established Brands [member] | Established Brands [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 713	$ 743	901
Net sales, change in %	(4.00%)	(18.00%)
Established Brands [member] | Established Brands [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 692	$ 859	1,092
Net sales, change in %	(19.00%)	(21.00%)
Established Brands [member] | Established Brands [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 613	$ 652	773
Net sales, change in %	(6.00%)	(16.00%)
Established Brands [member] | Established Brands [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 561	$ 745	1,024
Net sales, change in %	(25.00%)	(27.00%)
Established Brands [member] | Established Brands [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 408	$ 512	938
Net sales, change in %	(20.00%)	(45.00%)
Established Brands [member] | Established Brands [member] | Contract manufacturing [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 1,490	$ 1,200	1,083
Net sales, change in %	24.00%	11.00%
Established Brands [member] | Established Brands [member] | Other [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 5,427	$ 6,113	$ 7,091
Net sales, change in %	(11.00%)	(14.00%)